Capital Management - Additional Information (Detail)				12 Months Ended
	Jul. 05, 2024	Jun. 18, 2024	Nov. 01, 2023	Oct. 31, 2024
Statement [Line Items]
Capital conservation buffer, percentage				2.50%
Common equity surcharge, percentage				1.00%
Domestic stability buffer, percentage		3.50%		3.50%
Increase (decrease) in capital floor adjustment percentage	2.50%
With Effect effective November 1, 2023 [Member] | Minimum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			3.00%
With Effect effective November 1, 2023 [Member] | Maximum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			3.50%
2025 [Member]
Statement [Line Items]
Capital floor adjustment percentage	67.50%
2026 [Member]
Statement [Line Items]
Capital floor adjustment percentage	70.00%
2027 [Member]
Statement [Line Items]
Capital floor adjustment percentage	72.50%